INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES
Schedule of amounts recognised in the balance sheet and income statement

	2022	2021
	$ million	$ million
Balance sheet	46	188
Income statement (loss)/profit	(32)	9
Impairment of interest in associate	(109)	–
Gain on disposal of interest in associate	–	75

Summary of financial information for Bioventus, adjusted for differences with Group accounting policies

	2022	2021
	$ million	$ million
Summarised statement of comprehensive income
Revenue	386	300
Attributable (loss)/profit for the year	(129)	22
Group adjustments[1]	17	10
Total comprehensive profit	(112)	32
Group share of profit for the year at 28.3% (2021: 29.2%)	(32)	9

	2022	2021
	$ million	$ million
Summarised balance sheet
Non-current assets	1,128	1,021
Current assets	271	229
Non-current liabilities	(730)	(542)
Current liabilities	(288)	(191)
Net assets	381	517
Net equity attributable to owners	381	517
Group’s share of net assets at 28.3% (2021: 29.2%)	108	151
Group adjustments[1]	47	35
Impairment loss	(109)	—
Group’s carrying amount of investment at 28.3% (2021: 29.2%)	46	186
1	Group adjustments include adjustments to align with Group policy.